Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document And Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	MDFZF
Entity Registrant Name	MEDIFOCUS INC.
Entity Central Index Key	0001603961
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	184,984,215
Entity Voluntary Filers	No